UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 4	☒

HUNTINGTON STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300

Attn: R. Jeffrey Young

Indianapolis, IN 46208

(Address of Principal Executive Offices)

1-855-477-3837

(Registrant’s Telephone Number)

R. Jeffrey Young

Huntington Strategy Shares

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Leslie K. Klenk, Esq.

Bernstein Shur

100 Middle Street

P.O. Box 9729

Portland, Maine 04104-5029

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 333-170750) and the Investment Company Act of 1940 (File No. 811-22497), the Registrant, HUNTINGTON STRATEGY SHARES, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 3rd day of July, 2012.

HUNTINGTON STRATEGY SHARES

BY:	/s/ R. Jeffrey Young

R. Jeffrey Young, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

NAME		TITLE	DATE

BY:	/s/ Leslie K. Klenk

	Leslie K. Klenk,	*Attorney In Fact For the Persons Listed Below	July 3, 2012

	/s/ B. Randolph Bateman*	Trustee	July 3, 2012

	/s/ Tadd C. Seitz*	Trustee	July 3, 2012

	/s/ David S. Schoedinger*	Trustee/Chairman	July 3, 2012

	/s/ Thomas J. Westerfield*	Trustee	July 3, 2012

	/s/ William H. Zimmer*	Trustee	July 3, 2012

	/s/ R. Jeffrey Young	Chief Executive Officer (Principal Executive Officer)	July 3, 2012
R. Jeffrey Young

	/s/ Robert Silva	Treasurer	July 3, 2012
Robert Silva

*	By Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase